LOANS (covered) - Additional Information (Detail) (Covered Loans, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Reclassification from non-accretable difference	$ 29,606,000	$ 39,079,000	$ 97,808,000
Loans, Federal Deposit Insurance Corporation Reimbursement Percentage on Losses Below Threshold	80.00%
Loans, Federal Deposit Insurance Corporation Reimbursement Percentage on Losses Above Threshold	95.00%
Loans Accounted for Under FASB ASC Topic 310-30
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding balance including contractual principal, interest, fees, and penalties	$ 1,100,000,000	$ 1,600,000,000